UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT LARGE-CAP GROWTH FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/06

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND  April 30, 2006

Investments	Shares	Value (000)

COMMON STOCKS 94.26%

Aerospace 2.85%
Boeing Co. (The)	73,000	$6,092

Banks: Outside New York City 2.10%
Wachovia Corp.	75,000	4,489

Beverage: Soft Drinks 2.72%
PepsiCo, Inc.	99,600	5,801

Biotechnology Research & Production 3.88%
Amgen, Inc.*	17,000	1,151
Biogen Idec, Inc.*	32,000	1,435
Celgene Corp.*	115,000	4,849
Genzyme Corp.*	14,000	856
Total		8,291

Casinos & Gambling 1.84%
Station Casinos, Inc.	51,000	3,931

Communications Technology 12.81%
Ciena Corp.*	200,000	818
Corning, Inc.*	254,000	7,018
Motorola, Inc.	233,000	4,974
QUALCOMM, Inc.	137,000	7,034
Tellabs, Inc.*	224,811	3,563
Telefonaktiebolaget LM Ericsson ADR	112,000	3,973
Total		27,380

Computer Services, Software & Systems 3.32%
Adobe Systems, Inc.*	101,000	3,959
Autodesk, Inc.*	41,400	1,741
BEA Systems, Inc.*	105,000	1,391
Total		7,091

Computer Technology 3.28%
Apple Computer, Inc.*	29,288	2,062
Network Appliance, Inc.*	29,000	1,075
NVIDIA Corp.*	132,554	3,873
Total		7,010

Consumer Electronics 3.16%
Activision, Inc.*	167,000	2,370
Google, Inc. Class A*	10,500	4,388
Total		6,758

Diversified Financial Services 6.86%
American Express Co.	118,732	6,389
Chicago Mercantile Exchange Holdings Inc.	3,200	1,466
Citigroup Inc.	65,600	3,277
Goldman Sachs Group, Inc. (The)	22,000	3,526
Total		14,658

Diversified Production 1.59%
Danaher Corp.	53,000	3,398

Drugs & Pharmaceuticals 3.40%
Gilead Sciences, Inc.*	105,000	6,037
Roche Holdings Ltd. ADR	16,000	1,227
Total		7,264

Electrical Equipment & Components 2.67%
Emerson Electric Co.	67,138	5,703

Electronics: Medical Systems 0.71%
Medtronic, Inc.	30,350	1,521

Electronics: Semi-Conductors/Components 12.98%
Advanced Micro Devices, Inc.*	85,066	2,752
Broadcom Corp. Class A*	164,463	6,761
Intersil Corp.	156,000	4,619
Marvell Technology Group Ltd.*(a)	72,810	4,157
MEMC Electronic Materials, Inc.*	67,000	2,720
Microchip Technology Inc.	82,000	3,055
Texas Instruments Inc.	105,500	3,662
Total		27,726

Electronics: Technology 0.68%
Rockwell Int’l., Corp.	20,000	1,449

Energy: Miscellaneous 1.80%
GlobalSantaFe Corp.(a)	63,000	3,856

Hotel/Motel 4.44%
Hilton Hotels Corp.	207,000	5,577

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Starwood Hotels & Resorts Worldwide, Inc.	68,200	$3,913
Total		9,490

Machinery: Oil Well Equipment & Services 3.92%
Schlumberger Ltd.(a)	75,200	5,199
Weatherford Int’l., Ltd.*	60,000	3,176
Total		8,375

Multi-Sector Companies 1.99%
General Electric Co.	122,818	4,248

Offshore Drilling 0.95%
Transocean Inc.*	25,000	2,027

Restaurants 2.08%
Tim Hortons Inc.*(a)	163,379	4,436

Retail 6.71%
Best Buy Co., Inc.	114,000	6,459
Chico’s FAS, Inc.*	30,031	1,113
Lowe’s Cos., Inc.	56,000	3,531
Target Corp.	60,800	3,228
Total		14,331

Securities Brokerage & Services 3.44%
Bear Stearns Co., Inc. (The)	15,000	2,138
IntercontinentalExchange, Inc.*	9,000	642
Lehman Brothers Holdings Inc.	30,184	4,562
Total		7,342

Soaps & Household Chemicals 0.35%
Procter & Gamble Co. (The)	12,908	751

Telecommunications Equipment 1.76%
Alcatel S.A. ADR*	261,000	3,764

Textiles Apparel Manufacturers 1.97%
Coach, Inc.*	127,600	4,213

Total Common Stocks (cost $184,637,927)		201,395

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 5.29%

Repurchase Agreement 5.29%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006 with State Street Bank & Trust Co. collateralized by $12,525,000 of Federal National Mortgage Assoc. at 5.50% due 7/14/2028; value: $11,532,106; proceeds: $11,307,891 (cost $11,304,000)	$11,304	11,304

Total Investments in Securities 99.55% (cost $195,941,927)		212,699
Cash and Other Assets in Excess of Liabilities 0.45%		962
Net Assets 100.00%		$213,661

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$197,428,813
Gross unrealized gain	17,613,080
Gross unrealized loss	(2,342,699)
Net unrealized security gain	$15,270,381

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006